Equity (Narrative) (Detail)	1 Months Ended												3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	May 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Nov. 30, 2021 $ / shares shares	Aug. 31, 2021 USD ($) shares	Jul. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Nov. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) Agreement shares	Aug. 31, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jul. 31, 2020 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of common stock															$ 1,866,000,000	$ 192,000,000	$ 159,000,000
Issuance of common stock value															1,969,000,000	1,332,000,000	481,000,000
Stock repurchased, shares | shares										4,100,000
Stock repurchased, value										$ 323,000,000							3,080,000,000
Number of prepaid accelerated share repurchase agreements | Agreement										2
Accelerated share repurchase, payments								$ 400,000,000		$ 1,500,000,000			$ 400,000,000	$ 1,500,000,000			$ 400,000,000
Accelerated share repurchase, cash paid for number of shares exchange | shares								5,000,000		17,200,000			5,000,000	17,200,000			5,000,000
Decrease in common stock								$ 400,000,000	$ 1,500,000,000
Common stock worth based on closing Price								$ 400,000,000		$ 1,500,000,000			$ 400,000,000	$ 1,500,000,000			$ 400,000,000
Accelerated share repurchase, additional shares delivered under terms of the agreement | shares								300,000	1,400,000				300,000				300,000
Compensation cost related to stock-based compensation															36,000,000	42,000,000	$ 64,000,000
Tax benefit from stock awards and stock options exercised															$ 7,000,000	9,000,000	16,000,000
Vesting period															3 years
Cash Based Performance Grant | Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Cash-based performance grants minimum percentage															0.00%
Cash-based performance grants maximum percentage															200.00%
February2019 Cash Based Performance Grant | Officer | Grant Date Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Targeted amount of the grant				$ 6,000,000												6,000,000
February 2020 Cash Based Performance Grant | Officer | Grant Date Three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Targeted amount of the grant	$ 4,000,000														$ 4,000,000
February 2021 Cash Based Performance Grant | Officer | Grant Date Three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Targeted amount of the grant	11,000,000														11,000,000
Liability accrued for award	4,000,000														4,000,000
February 2022 Cash Based Performance Grant | Officer | Grant Date Three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Targeted amount of the grant	17,000,000														17,000,000
Liability accrued for award	$ 3,000,000														$ 3,000,000
Stock Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares were available for future grants | shares	18,000,000														18,000,000
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested awards	$ 58,000,000														$ 58,000,000
Fair value of restricted stock awards that vested															$ 31,000,000	$ 37,000,000	$ 35,000,000
Cove Point | GT&S Transaction
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Controlling interest sold									25.00%
Reversal of noncontrolling interest held by noncontrolling owners									$ 1,400,000,000
Cove Point | BHE | GT&S Transaction
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ownership percentage									50.00%
S B L Holdco L L C | Nonregulated Solar Projects
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Controlling interest sold				67.00%
Four Brothers And Three Cedars
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Controlling interest sold				50.00%
Maximum | Stock Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum term of stock based awards															8 years
Weighted Average | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected weighted-average period recognized for the unrecognized compensation cost															2 years
Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of common stock (in shares) | shares		400,000	900,000			600,000	1,400,000			4,100,000					25,000,000	4,000,000	7,000,000
Issuance of common stock value		$ 30,000,000	$ 72,000,000			$ 45,000,000	$ 104,000,000								$ 1,969,000,000	$ 340,000,000	$ 481,000,000
Stock repurchased, shares | shares															0	0	38,900,000
Stock repurchased, value																	$ 3,080,000,000
Stock repurchase program, authorized amount									$ 1,000,000,000									$ 3,000,000,000
Common Stock | Open Market Agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock repurchased, shares | shares													3,700,000	7,200,000
Stock repurchased, value													$ 295,000,000	$ 562,000,000
2019 Series A Corporate Units | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of common stock		$ 1,600,000,000
Issuance of common stock (in shares) | shares		19,400,000
Dominion Energy Direct
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of common stock															$ 179,000,000	$ 192,000,000	$ 159,000,000
Issuance of common stock (in shares) | shares															2,400,000	2,600,000	2,100,000
Various Programs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of common stock															$ 2,000,000,000	$ 340,000,000	$ 481,000,000,000
Issuance of common stock (in shares) | shares															25,000,000	4,000,000	7,000,000
Sales Agency Agreements to Effect Sales Under At-the-market Program
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of common stock (in shares) | shares												0
Sale of stock authorized amount												$ 500,000,000
Sales Agency Agreements to Effect Sales Under At-the-market Program | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Sale of stock authorized amount											$ 1,000,000,000
Forward Sale Agreements
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of common stock	$ 78,000,000
Forward sale agreements, number of shares of common stock to be settled | shares					1,100,000
Initial forward price of share | $ / shares					$ 74.66